Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	Nov. 29, 2017
Supplement [Text Block]	pf_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Mobile Telecommunications UltraSector ProFund

Oil Equipment, Services & Distribution UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Telecommunications UltraSector ProFund

Supplement dated July 19, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 29, 2017, each as supplemented or amended

Effective on or about August 28, 2018, each Fund will begin using a new underlying index. Additionally, the name of the Mobile Telecommunications UltraSector ProFund and the Oil Equipment, Services & Distribution UltraSector ProFund will be adjusted to better match the name of such Fund’s new index.

Current Fund Name	New Fund Name	Current Index Name	New Index Name	New Index Description

Mobile Telecommunications UltraSector ProFund	Communication Services UltraSector ProFund	Dow Jones U.S. Mobile Telecommunications Index	S&P Communication Services Select Sector Index	The S&P Communication Services Select Sector Index is designed to represent the communication services sector of the S&P 500 Index. The Index is published under the Bloomberg ticker symbol “IXCPR.”

Oil Equipment, Services & Distribution UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Dow Jones U.S. Oil Equipment, Services & Distribution Index	Dow Jones U.S. Select Oil Equipment & Services Index	The Dow Jones U.S. Select Oil Equipment & Services Index is designed to measure the performance of U.S. companies in the oil equipment & services sector. The Index is published under the Bloomberg ticker symbol “DJSOES.”

Pharmaceuticals UltraSector ProFund	N/A	Dow Jones U.S. Pharmaceuticals Index	Dow Jones U.S. Select Pharmaceuticals Index	The Dow Jones U.S. Select Pharmaceuticals Index is designed to measure the performance of U.S. companies in the pharmaceuticals sector. The Index is published under the Bloomberg ticker symbol “DJSPHM.”

Telecommunications UltraSector ProFund	N/A	Dow Jones U.S. Telecommunications Index	Dow Jones U.S. Select Telecommunications Index	The Dow Jones U.S. Select Telecommunications Index is designed to measure the performance of U.S. companies in the telecommunications sector. The Index is published under the Bloomberg ticker symbol “DJSTEL.”

MOBILE TELECOMMUNICATIONS ULTRASECTOR PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Mobile Telecommunications UltraSector ProFund

Supplement dated July 19, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 29, 2017, each as supplemented or amended

Effective on or about August 28, 2018, each Fund will begin using a new underlying index. Additionally, the name of the Mobile Telecommunications UltraSector ProFund and the Oil Equipment, Services & Distribution UltraSector ProFund will be adjusted to better match the name of such Fund’s new index.

Current Fund Name	New Fund Name	Current Index Name	New Index Name	New Index Description

Mobile Telecommunications UltraSector ProFund	Communication Services UltraSector ProFund	Dow Jones U.S. Mobile Telecommunications Index	S&P Communication Services Select Sector Index	The S&P Communication Services Select Sector Index is designed to represent the communication services sector of the S&P 500 Index. The Index is published under the Bloomberg ticker symbol “IXCPR.”

OIL EQUIPMENT, SERVICES & DISTRIBUTION ULTRASECTOR PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Oil Equipment, Services & Distribution UltraSector ProFund

Supplement dated July 19, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 29, 2017, each as supplemented or amended

Effective on or about August 28, 2018, each Fund will begin using a new underlying index. Additionally, the name of the Mobile Telecommunications UltraSector ProFund and the Oil Equipment, Services & Distribution UltraSector ProFund will be adjusted to better match the name of such Fund’s new index.

Current Fund Name	New Fund Name	Current Index Name	New Index Name	New Index Description

Oil Equipment, Services & Distribution UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Dow Jones U.S. Oil Equipment, Services & Distribution Index	Dow Jones U.S. Select Oil Equipment & Services Index	The Dow Jones U.S. Select Oil Equipment & Services Index is designed to measure the performance of U.S. companies in the oil equipment & services sector. The Index is published under the Bloomberg ticker symbol “DJSOES.”

PHARMACEUTICALS ULTRASECTOR PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Pharmaceuticals UltraSector ProFund

Supplement dated July 19, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 29, 2017, each as supplemented or amended

Effective on or about August 28, 2018, each Fund will begin using a new underlying index. Additionally, the name of the Mobile Telecommunications UltraSector ProFund and the Oil Equipment, Services & Distribution UltraSector ProFund will be adjusted to better match the name of such Fund’s new index.

Current Fund Name	New Fund Name	Current Index Name	New Index Name	New Index Description

Pharmaceuticals UltraSector ProFund	N/A	Dow Jones U.S. Pharmaceuticals Index	Dow Jones U.S. Select Pharmaceuticals Index	The Dow Jones U.S. Select Pharmaceuticals Index is designed to measure the performance of U.S. companies in the pharmaceuticals sector. The Index is published under the Bloomberg ticker symbol “DJSPHM.”

TELECOMMUNICATIONS ULTRASECTOR PROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pf_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN UNDERLYING INDEX

Telecommunications UltraSector ProFund

Supplement dated July 19, 2018

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated November 29, 2017, each as supplemented or amended

Effective on or about August 28, 2018, each Fund will begin using a new underlying index. Additionally, the name of the Mobile Telecommunications UltraSector ProFund and the Oil Equipment, Services & Distribution UltraSector ProFund will be adjusted to better match the name of such Fund’s new index.

Current Fund Name	New Fund Name	Current Index Name	New Index Name	New Index Description

Telecommunications UltraSector ProFund	N/A	Dow Jones U.S. Telecommunications Index	Dow Jones U.S. Select Telecommunications Index	The Dow Jones U.S. Select Telecommunications Index is designed to measure the performance of U.S. companies in the telecommunications sector. The Index is published under the Bloomberg ticker symbol “DJSTEL.”